                                                                               .
                                                                               .
                                                                               .
                                                                      EXHIBIT 99


FORD CREDIT AUTO OWNER TRUST 2008-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                                 June, 2008
Payment Date                                                                                                       7/15/2008
Transaction Month                                                                                                          6

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at
http://www.fordcredit.com/institutionalinvestments/index.jhtml.

I. ORIGINAL DEAL PARAMETERS

                                                                                                      WEIGHTED AVG REMAINING
                                                      DOLLAR AMOUNT          # OF RECEIVABLES                 TERM AT CUTOFF
Initial Pool Balance                              $2,399,999,232.64                   140,730                    49.4 months
Original Securities:                                  DOLLAR AMOUNT        NOTE INTEREST RATE   FINAL SCHEDULED PAYMENT DATE
 Class A-1 Notes                                    $544,000,000.00                  4.01760%              February 13, 2009
 Class A-2 Notes                                    $710,400,000.00   one-month LIBOR + 0.60%                  July 15, 2010
 Class A-3a Notes                                   $467,200,000.00                    3.960%                 April 15, 2012
 Class A-3b Notes                                   $225,000,000.00   one-month LIBOR + 0.80%                 April 15, 2012
 Class A-4 Notes                                    $133,500,000.00                    4.370%               October 15, 2012
 Class B Notes                                       $65,700,000.00                    5.330%              February 15, 2013
 Class C Notes                                       $43,800,000.00                    6.570%                  July 15, 2013
 Class D Notes                                       $43,800,000.00                    8.000%                  July 15, 2014
                                                     --------------
    Total                                         $2,233,400,000.00

II. AVAILABLE FUNDS

INTEREST:
 Interest Collections                                                                                          $7,491,363.56

PRINCIPAL:
 Principal Collections                                                                                        $53,303,307.75
 Prepayments in Full                                                                                          $17,267,479.99
 Liquidation Proceeds                                                                                          $1,061,272.83
   Recoveries                                                                                                     $20,927.43
                                                                                                                  ----------
     SUB TOTAL                                                                                                $71,652,988.00
                                                                                                              --------------
COLLECTIONS                                                                                                   $79,144,351.56

PURCHASE AMOUNTS:
 Purchase Amounts Related to Principal                                                                           $129,020.31
 Purchase Amounts Related to Interest                                                                                $451.84
                                                                                                                     -------
     SUB TOTAL                                                                                                   $129,472.15

Clean-up Call                                                                                                          $0.00

Reserve Account Draw Amount                                                                                            $0.00
Net Swap Receipt - Class A-2                                                                                           $0.00
Net Swap Receipt - Class A-3b                                                                                          $0.00

AVAILABLE FUNDS                                                                                               $79,273,823.71

FORD CREDIT AUTO OWNER TRUST 2008-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                                 June, 2008
Payment Date                                                                                                       7/15/2008
Transaction Month                                                                                                          6

III. DISTRIBUTIONS
AVAILABLE FUNDS                                                                                CARRYOVER          REMAINING

                                              CALCULATED AMOUNT     AMOUNT PAID    SHORTFALL   SHORTFALL    AVAILABLE FUNDS
Owner Trustee Fees and Expenses                           $0.00            $0.00       $0.00       $0.00     $79,273,823.71
Indenture Trustee Fees and                                $0.00            $0.00       $0.00       $0.00     $79,273,823.71
Servicing Fee                                     $1,671,035.89    $1,671,035.89       $0.00       $0.00     $77,602,787.82
Net Swap Payment - Class A-2                        $517,186.00      $517,186.00       $0.00       $0.00     $77,085,601.82
Net Swap Payment - Class A-3b                       $138,335.94      $138,335.94       $0.00       $0.00     $76,947,265.88
Swap Termination Payment                                  $0.00            $0.00       $0.00       $0.00     $76,947,265.88
Interest - Class A-1 Notes                          $495,508.03      $495,508.03       $0.00       $0.00     $76,451,757.85
Interest - Class A-2 Notes                        $1,757,574.00    $1,757,574.00       $0.00       $0.00     $74,694,183.85
Interest - Class A-3a Notes                       $1,541,760.00    $1,541,760.00       $0.00       $0.00     $73,152,423.85
Interest - Class A-3b Notes                         $592,914.06      $592,914.06       $0.00       $0.00     $72,559,509.79
Interest - Class A-4 Notes                          $486,162.50      $486,162.50       $0.00       $0.00     $72,073,347.29
First Priority Principal Payment                          $0.00            $0.00       $0.00       $0.00     $72,073,347.29
Interest - Class B Notes                            $291,817.50      $291,817.50       $0.00       $0.00     $71,781,529.79
Second Priority Principal Payment                         $0.00            $0.00       $0.00       $0.00     $71,781,529.79
Interest - Class C Notes                            $239,805.00      $239,805.00       $0.00       $0.00     $71,541,724.79
Third Priority Principal Payment                 $31,376,156.28   $31,376,156.28       $0.00       $0.00     $40,165,568.51
Interest - Class D Notes                            $292,000.00      $292,000.00       $0.00       $0.00     $39,873,568.51
Reserve Account Deposit                                   $0.00            $0.00       $0.00       $0.00     $39,873,568.51
Regular Principal Payment                       $121,728,538.45   $39,873,568.51       $0.00       $0.00              $0.00
Subordinated Swap Termination                             $0.00            $0.00       $0.00       $0.00              $0.00
Additional Trustee Fees and                               $0.00            $0.00       $0.00       $0.00              $0.00
Residual Released to Depositor                            $0.00            $0.00       $0.00       $0.00              $0.00
                                                                           -----
TOTAL                                                             $79,273,823.71

                                                               PRINCIPAL PAYMENT:
                                                                      First Priority Principal Payment                $0.00
                                                                      Second Priority Principal Payment               $0.00
                                                                      Third Priority Principal Payment       $31,376,156.28
                                                                      Regular Principal Payment              $39,873,568.51
                                                                                                             --------------
                                                                      TOTAL                                  $71,249,724.79

IV. NOTEHOLDER PAYMENTS


                    NOTEHOLDER PRINCIPAL PAYMENTS         NOTEHOLDER INTEREST PAYMENTS            TOTAL PAYMENT
                                ACTUAL   PER $1,000 OF          ACTUAL    PER $1,000 OF           ACTUAL      PER $1,000 OF
                                              ORIGINAL                         ORIGINAL                    ORIGINAL BALANCE
                                               BALANCE                          BALANCE
Class A-1 Notes         $71,249,724.79         $130.97     $495,508.03            $0.91   $71,745,232.82            $131.88
Class A-2 Notes                  $0.00           $0.00   $1,757,574.00            $2.47    $1,757,574.00              $2.47
Class A-3a Notes                 $0.00           $0.00   $1,541,760.00            $3.30    $1,541,760.00              $3.30
Class A-3b Notes                 $0.00           $0.00     $592,914.06            $2.64      $592,914.06              $2.64
Class A-4 Notes                  $0.00           $0.00     $486,162.50            $3.64      $486,162.50              $3.64
Class B Notes                    $0.00           $0.00     $291,817.50            $4.44      $291,817.50              $4.44
Class C Notes                    $0.00           $0.00     $239,805.00            $5.48      $239,805.00              $5.48
Class D Notes                    $0.00           $0.00     $292,000.00            $6.67      $292,000.00              $6.67
                                 -----                     -----------                       -----------
TOTAL                   $71,249,724.79                   $5,697,541.09                    $76,947,265.88

FORD CREDIT AUTO OWNER TRUST 2008-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                                        June, 2008
Payment Date                                                                                                              7/15/2008
Transaction Month                                                                                                                 6

V. NOTE BALANCE AND POOL INFORMATION

                                                      BEGINNING OF PERIOD                             END OF PERIOD
                                                            BALANCE           NOTE FACTOR              BALANCE          NOTE FACTOR
Class A-1 Notes                                     $153,104,694.73             0.2814425      $81,854,969.94             0.1504687
Class A-2 Notes                                     $710,400,000.00             1.0000000     $710,400,000.00             1.0000000
Class A-3a Notes                                    $467,200,000.00             1.0000000     $467,200,000.00             1.0000000
Class A-3b Notes                                    $225,000,000.00             1.0000000     $225,000,000.00             1.0000000
Class A-4 Notes                                     $133,500,000.00             1.0000000     $133,500,000.00             1.0000000
Class B Notes                                        $65,700,000.00             1.0000000      $65,700,000.00             1.0000000
Class C Notes                                        $43,800,000.00             1.0000000      $43,800,000.00             1.0000000
Class D Notes                                        $43,800,000.00             1.0000000      $43,800,000.00             1.0000000
                                                     --------------             ---------      --------------             ---------
TOTAL                                             $1,842,504,694.73             0.8249775   $1,771,254,969.94             0.7930756

POOL INFORMATION
 Weighted Average APR                                                              4.487%                                    4.486%
 Weighted Average Remaining Term                                                    46.29                                     45.66
 Number of Receivables Outstanding                                                124,918                                   121,352
 Pool Balance                                                           $2,005,243,062.68                         $1,932,218,984.47
 Adjusted Pool Balance (Pool Balance - YSOC Amount)                     $1,833,238,121.45                         $1,767,328,538.45
 Pool Factor                                                                    0.8355182                                 0.8050915

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve  Balance                                                                                           $11,999,996.16
Targeted Credit Enhancement Amount                                                                                   $19,322,189.84
Yield Supplement Overcollateralization Amount                                                                       $164,890,446.02
Targeted Overcollateralization Amount                                                                               $172,212,639.70
Actual Overcollateralization Amount (EOP Pool Balance - EOP  Note Balance)                                          $160,964,014.53

VII. RECONCILIATION OF RESERVE ACCOUNT
Beginning Reserve Account Balance                                                                                    $11,999,996.16
Reserve Account Deposits Made                                                                                                  0.00
Reserve Account Draw Amount                                                                                                    0.00
                                                                                                                               ----
Ending Reserve Account Balance                                                                                       $11,999,996.16
Change in Reserve Account Balance                                                                                             $0.00

Specified Reserve  Balance                                                                                           $11,999,996.16

FORD CREDIT AUTO OWNER TRUST 2008-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                             June, 2008
Payment Date                                                                                                   7/15/2008
Transaction Month                                                                                                      6

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

                                                                                      # OF RECEIVABLES            AMOUNT
Realized Loss                                                                                      417     $1,262,997.33
(Recoveries)                                                                                        14        $20,927.43
                                                                                                              ----------
NET LOSSES FOR CURRENT COLLECTION PERIOD                                                                   $1,242,069.90
Cumulative Net Losses Last Collection                                                                      $2,168,214.43
                                                                                                           -------------
CUMULATIVE NET LOSSES FOR ALL COLLECTION PERIODS                                                           $3,410,284.33

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)                 0.74%

DELINQUENT RECEIVABLES:

                                                               % OF EOP POOL         # OF RECEIVABLES             AMOUNT
31-60 Days Delinquent                                                       1.17%               1,167     $22,657,143.42
61-90 Days Delinquent                                                       0.15%                 136      $2,962,439.55
91-120 Days Delinquent                                                      0.03%                  24        $562,981.66
Over 120 Days Delinquent                                                    0.01%                  16        $258,419.88
                                                                            -----                  --        -----------
TOTAL DELINQUENT RECEIVABLES                                                1.37%               1,343     $26,440,984.51

REPOSSESION INVENTORY:

Repossesed in the Current Collection Period                                                       117      $2,767,173.61
Total Repossesed Inventory                                                                        137      $3,634,356.33

RATIO OF NET LOSSES TO THE AVERAGE POOL BALANCE FOR THE COLLECTION PERIOD:
Second Preceding Collection Period                                                                                0.3192%
Preceding Collection Period                                                                                       0.6273%
Current Collection Period                                                                                         0.7571%
Three Month Average                                                                                               0.5679%

NUMBER OF  61+ DELINQUENT RECEIVABLES TO EOP NUMBER OF OUTSTANDING RECEIVABLES:
Second Preceding Collection Period                                                                                0.0701%
Preceding Collection Period                                                                                       0.1033%
Current Collection Period                                                                                         0.1450%
Three Month Average                                                                                               0.1061%